Accounts payable and other liabilities (Ageing analysis of accounts and notes payable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	¥ 25,774,238	¥ 15,777,784
Within 1 year [member]
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	25,271,613	15,514,112
After 1 year but within 2 years
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	373,752	166,088
Over 2 years [member]
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	¥ 128,873	¥ 97,584